LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - IIA [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	3%-4% of revenues derived from research and development projects
Aggregate grant received linked to the US CPI	$ 9,511
Aggregate grant paid	$ 4,018
Percentage of grant received	100.00%